Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	$ 33,578	$ 31,355	$ 33,578
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	31,355	31,050
Additions	4,306	4,153
Disposals	(67)	(55)
Asset impairments	(1,244)	(2,690)
Depreciation and amortization	(1,608)	(1,691)
Transfers between classifications	0	0
Decommissioning and restoration provision change in estimate	870	489
Capitalized borrowing costs	251	275
Changes in foreign exchange rates	(285)	(456)
Closing net book value	33,578	31,355
Net book value			33,578
IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Net book value		31,330
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		31,330
Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	903	885	903
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	885	1,908
Additions	22	119
Disposals	(1)	0
Asset impairments	0	(1,129)
Depreciation and amortization	0	0
Transfers between classifications	0	5
Decommissioning and restoration provision change in estimate	0	0
Capitalized borrowing costs	0	0
Changes in foreign exchange rates	(3)	(18)
Closing net book value	903	885
Net book value			903
Exploration and Evaluation | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Net book value		1,908
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		1,908
Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	14,535	14,182	14,535
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	14,182	14,705
Additions	0	0
Disposals	0	(2)
Asset impairments	(261)	(485)
Depreciation and amortization	(288)	(325)
Transfers between classifications	65	(112)
Decommissioning and restoration provision change in estimate	814	444
Capitalized borrowing costs	84	115
Changes in foreign exchange rates	(61)	(158)
Closing net book value	14,535	14,182
Net book value			14,535
Mineral Properties | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Net book value		14,705
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		14,705
Land, Buildings, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	7,577	8,352	7,577
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	8,352	9,357
Additions	368	201
Disposals	(54)	(53)
Asset impairments	(983)	(1,008)
Depreciation and amortization	(774)	(774)
Transfers between classifications	652	418
Decommissioning and restoration provision change in estimate	56	45
Capitalized borrowing costs	0	0
Changes in foreign exchange rates	(40)	(114)
Closing net book value	7,577	8,352
Net book value			7,577
Land, Buildings, Plant and Equipment | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Net book value		9,637
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		9,637
Capitalized Production Stripping Costs
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	2,644	2,644	2,644
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	2,644	2,566
Additions	563	757
Disposals	(5)	0
Asset impairments	0	(68)
Depreciation and amortization	(546)	(592)
Transfers between classifications	0	13
Decommissioning and restoration provision change in estimate	0	0
Capitalized borrowing costs	0	0
Changes in foreign exchange rates	(12)	(32)
Closing net book value	2,644	2,644
Net book value			2,644
Capitalized Production Stripping Costs | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Net book value		2,566
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		2,566
Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	7,919	5,292	7,919
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	5,292	2,514
Additions	3,353	3,076
Disposals	(7)	0
Asset impairments	0	0
Depreciation and amortization	0	0
Transfers between classifications	(717)	(324)
Decommissioning and restoration provision change in estimate	0	0
Capitalized borrowing costs	167	160
Changes in foreign exchange rates	(169)	(134)
Closing net book value	7,919	5,292
Net book value			7,919
Construction In Progress | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Net book value		2,514
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value		2,514
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	49,356	49,356
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	49,356	47,753
Closing net book value		49,356
Net book value			52,900
Cost | Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	885	885
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	885	1,908
Closing net book value		885
Net book value			903
Cost | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	20,155	20,155
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	20,155	20,444
Closing net book value		20,155
Net book value			20,758
Cost | Land, Buildings, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	16,951	16,951
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	16,951	17,452
Closing net book value		16,951
Net book value			16,722
Cost | Capitalized Production Stripping Costs
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	6,073	6,073
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	6,073	5,435
Closing net book value		6,073
Net book value			6,598
Cost | Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	5,292	5,292
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	5,292	2,514
Closing net book value		5,292
Net book value			7,919
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(18,001)	(18,001)
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(18,001)	(16,703)
Closing net book value		(18,001)
Net book value			(19,322)
Accumulated depreciation | Exploration and Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	0	0
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	0	0
Closing net book value		0
Net book value			0
Accumulated depreciation | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(5,973)	(5,973)
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(5,973)	(5,739)
Closing net book value		(5,973)
Net book value			(6,223)
Accumulated depreciation | Land, Buildings, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(8,599)	(8,599)
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(8,599)	(8,095)
Closing net book value		(8,599)
Net book value			(9,145)
Accumulated depreciation | Capitalized Production Stripping Costs
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(3,429)	(3,429)
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	(3,429)	(2,869)
Closing net book value		(3,429)
Net book value			(3,954)
Accumulated depreciation | Construction In Progress
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	0	0
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book value	$ 0	0
Closing net book value		$ 0
Net book value			$ 0